Revenue Recognition - Hybrid Cloud Revenue by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	$ 22,377	$ 20,210	$ 16,838
Software
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	9,321	8,386	6,517
Consulting
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	9,019	7,852	5,861
Infrastructure
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	3,895	3,645	4,039
Other.
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	$ 142	$ 328	$ 422